INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure
14. INCOME TAXES

The reported amount of income tax expense attributable to operations for the year differs from the amount that would result from applying domestic federal statutory tax rates to loss before income taxes from operations as summarized below:

	Year ended December 31, 2012	Year ended December 31, 2011	From January 14, 2008 (Inception) to December 31, 2012
Federal tax expense (benefit) at statutory rate	$(1,746,110)	$(1,509,635)	$(3,908,699)
State tax expense (benefit) net of federal tax effect	—	—	—
R&D Credit	(19,994)	(31,874)	(74,344)
Non-deductible expenses	88,368	(149,514)	(43,114)
Change in Valuation Allowance	1,677,736	1,664,730	3,999,864
Other	—	26,293	26,293
Total tax expense	—	—	—

The significant components of deferred tax assets are as follows:

	Year ended December 31, 2012	Year ended December 31, 2011
Deferred tax assets:
Net operating loss carry-forward	$4,162,890	$2,384,038
Tax credit carry-forward	125,954	92,080
Accrued liabilities	419,704	258,356
Capitalized start-up costs	15,194	15,194
Depreciation	1,351	(659)
Gross Deferred Tax Assets	4,725,093	2,749,009
Valuation Allowance	$(4,725,093)	$(2,749,009)

The Company’s accounting for deferred taxes involves the evaluation of a number of factors concerning the realizability of the Company’s net deferred tax assets. The Company primarily considered such factors as the Company’s history of operating losses, the nature of the Company’s deferred tax assets and the timing, likelihood and amount, if any, of future taxable income during the periods in which those temporary differences and carryforwards become deductible. At present, the Company does not believe that it is more likely than not that the deferred tax assets will be realized; accordingly, a full valuation allowance has been established and no deferred tax asset is shown in the accompanying balance sheets. The valuation allowance increased by approximately $1,976,084, $1,967,137, and $4,725,093 during the years ended December 31, 2012, December 31, 2011 and for the period from January 14, 2008 (date of inception) to December 31, 2012, respectively.

As of December 31, 2010, the Company had net federal and state net operating loss carry-forwards of approximately $10,449,908 and $10,453,883, respectively. These net operating loss carry-forwards will begin to expire, if not utilized, beginning in 2028 for both federal and state income tax purposes. The Company also has federal and state research and development credit carry-forwards of approximately $73,344 and $78,199, respectively. The federal credits will expire if not utilized beginning in 2029. The California credits do not expire.

The Tax Reform Act of 1986 and similar California legislation impose substantial restrictions on the use of net operating losses and tax credits in the event of an ownership change of a corporation. Accordingly, the Company’s ability to use net operating losses and credit carry forwards may be significantly limited in the future as a result of such an ownership change.

On January 1, 2009, the Company adopted a newly issued standard of accounting for uncertain tax positions. This standard prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. The cumulative effect of adopting the new standard resulted in no adjustment to retained earnings as of January 1, 2009. No liability related to uncertain tax positions is recorded on the financial statements. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of tax expense, as necessary.

Beginning balance January 1 2012	$12,391
Increase/(decrease) of unrecognized tax benefits taken in prior years	—
Increase/(decrease) of unrecognized tax benefits related to current year	4,558
Increase/(decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—
Ending balance at December 31, 2012	$16,949

The total amount of unrecognized tax benefits that if recognized, would affect the effective tax rate is $0.

The Company has not incurred any interest or penalties as of December 31, 2012. The Company does not anticipate any significant change within 12 months of this reporting date of its uncertain tax positions. The Company is subject to taxation in the US and California. There are no ongoing examinations by taxing authorities at this time.

The Company’s tax years 2008 through 2012 will remain open for examination by the federal and state authorities for 3 and 4 years, respectively, from the date of utilization of any net operating loss credits.